First Trust Securitized Plus ETF Investment Strategy - First Trust Securitized Plus ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in securitized debt securities, including asset-backed securities, residential and commercial mortgage-backed securities and collateralized loan obligations (“CLOs”). The Fund seeks to outperform the Bloomberg U.S. Mortgage-Backed Securities Index over time through the utilization of independent, bottom-up research to identify securities that are relatively undervalued. Under normal conditions, the Fund’s average portfolio duration varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Mortgage-Backed Securities Index. As a separate measure, there is no limit on the weighted average maturity of the Fund’s portfolio. While maturity refers to the expected life of a security, duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. The Fund will invest at least 50% of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may also invest up to 50% of its total assets in non-agency, non-government sponsored entity securities and privately-issued mortgage-related and other asset-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs (“Private MBS/ABS”). The Fund may enter into a TBA (defined below) agreement and “roll over” such agreement prior to the settlement date by selling the obligation to purchase the securities set forth in the agreement and entering into a new TBA agreement for future delivery. A TBA roll requires several transactions and may require several days to close. During a TBA roll, the Fund’s balance sheet assets may reflect additional receivables until the transaction settles and will account for these receivables through using the market value of the securities held in the portfolio as the denominator for calculating the Fund’s stated 50% policy. The Fund may invest up to 50% of its net assets in securities rated below investment grade by one or more nationally recognized statistical rating organization (“NRSROs”), or, if unrated, judged to be of comparable quality by the Advisor (commonly referred to as “high yield” or “junk” bonds). Additionally, for newly-issued securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The Fund may also invest in distressed securities, which are securities that are in default and are not expected to pay the current coupon. The Fund may also invest up to 10% of its total net assets in non-US dollar denominated securities. The Fund may also invest in floating-rate debt instruments, restricted securities, money market funds and other cash equivalents, and purchase securities on a when-issued, to-be-announced ("TBA"), delayed delivery or forward commitment basis. The Fund may also utilize listed and over-the-counter traded derivatives instruments including, but not limited to, futures, options, swap agreements (including credit default swaps) and forward contracts for duration/yield curve management and/or hedging purposes. The Fund may invest up to 25% of its assets in over-the-counter derivatives that are used to manage currency, interest rate or credit risk arising from the Fund’s investments. The Fund’s investments in over-the-counter derivatives that are not used to hedge the Fund’s portfolio against currency, interest rate or credit risk will be limited to 20% of the assets in the Fund’s portfolio. For purposes of these percentage limitations on over-the-counter derivatives, the weight of such derivatives will be calculated as the aggregate gross notional value of such over-the-counter derivatives.